Provisions - Pensions and Similar Obligations (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of provision matrix [line items]
Provisions	€ 14,489	€ 14,459	€ 14,494	€ 15,376
Provisions for defined benefits	8,026	8,277	8,263
Spain
Disclosure of provision matrix [line items]
Provisions for pre-retirements	1,630	1,644	1,801
Provisions For Pensions And Similar Obligations Member
Disclosure of provision matrix [line items]
Provisions	8,031	8,288	8,272
Provision for pensions and other employment defined benefit obligations
Disclosure of provision matrix [line items]
Provisions	6,345	6,576	6,356	7,074
Provision for pensions and other employment defined benefit obligations | Spain
Disclosure of provision matrix [line items]
Provisions	4,274	4,701	4,822
Provision for pensions and other employment defined benefit obligations | United Kingdom
Disclosure of provision matrix [line items]
Provisions	323	306	150
Provision for pensions and other employment defined benefit obligations | Other Foreign Countries
Disclosure of provision matrix [line items]
Provisions	1,748	1,569	1,384
Provision for other long term employee benefits
Disclosure of provision matrix [line items]
Provisions	1,686	1,712	1,916	€ 2,338
Provision for other long term employee benefits | Spain
Disclosure of provision matrix [line items]
Provisions	1,643	1,664	1,817
Provision for other long term employee benefits | Other Foreign Countries
Disclosure of provision matrix [line items]
Provisions	€ 43	€ 48	€ 99